Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2023	$ 94
2024	192
2025	196
2026	201
2027	171
2028 and thereafter
Total	$ 854